Convertible Preferred Stock and Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Convertible Preferred Stock and Stockholders' Deficit
7.	Convertible Preferred Stock and Stockholders’ Equity (Deficit)

Convertible Preferred Stock

Immediately prior to the completion of the IPO, all shares of convertible preferred stock then outstanding were automatically converted into 18,163,158 shares of common stock on a one-for-one basis, and then reclassified as shares of Class B common stock.

Summary of Activity

The following tables present a summary of activity for our convertible preferred stock issued and outstanding for the nine months ended September 30, 2017 (dollar amounts in thousands):

	Series A Convertible Preferred Stock		Series B Convertible Preferred Stock
	Amount	Shares	Amount	Shares
Balance as of January 1, 2017	$17,915	12,043,108	$37,500	6,120,050
Accretion of dividends on convertible preferred stock	357	—	—	—
Payment of accrued dividend to Series A convertible preferred stockholders	(7,565)	—	—	—
Conversion of convertible preferred stock to common stock	(10,707)	(12,043,108)	(37,500)	(6,120,050)

Balance as of September 30, 2017	$—	—	$—	—

Common Stock

Immediately prior to the completion of the IPO, all shares of common stock then outstanding were converted into Class B common stock on a one-for-one basis. We offered and sold newly authorized shares of Class A common stock in the IPO.

The rights of the holders of Class A common stock and Class B common stock are identical, except with respect to voting and conversion rights. The holders of Class A common stock are entitled to one vote per share, and the holders of Class B common stock are entitled to ten votes per share, on all matters that are subject to stockholder vote. The holders of Class B common stock also have approval rights for certain corporate actions. Each share of Class B common stock may be converted into one share of Class A common stock at the option of its holder and will be automatically converted into one share of Class A common stock upon transfer thereof, subject to certain exceptions. In addition, upon the date on which the outstanding shares of Class B common stock represent less than 10% of the aggregate voting power of our capital stock, all outstanding shares of Class B common stock shall convert automatically into Class A common stock.

7.    Convertible Preferred Stock and Stockholders’ Deficit

We are authorized to issue two classes of capital stock, common stock and preferred stock. We are authorized to issue 79,709,838 total shares, consisting of 61,462,320 shares of common stock and 18,247,518 shares of Series A and Series B convertible preferred stock.

Common Stock Repurchase

In February 2014, we purchased, and subsequently retired, 5,725,282 shares of common stock held by common stockholders at a price of $6.1274 per share. The fair value of our common stock in February 2014 was determined to be $3.67 per share. The amount representing the fair value of the repurchased shares, $21.0 million, is included in the accompanying consolidated statement of changes in stockholders’ deficit. The difference between the amount paid and the fair value of the common stock, $14.1 million, was recognized as compensation expense.

Additionally, the board of directors authorized an exercisable event that allowed for the exercise of certain stock options via a cashless exercise. We repurchased, and subsequently retired, 460,266 shares of common stock underlying these stock options from the option holders, resulting in compensation expense of $2.4 million.

The compensation expense related to this transaction is included in the accompanying statement of operations for the year ended December 31, 2014 as follows (in thousands):

Cost of revenue:
Subscriptions, software and support	$119
Professional services	737
Operating expenses:
Sales and marketing	1,802
Research and development	515
General and administrative	13,315

$16,488

Stock Split

In May 2015, our common stock and convertible preferred stock was split on a two-for-one basis. The number of shares and per-share prices have been retrospectively adjusted to reflect the stock split.

Common Stock

At December 31, 2016, we had reserved shares of common stock for future issuance as follows:

For conversion of Series A and Series B convertible preferred stock	18,163,158
Outstanding stock options	6,784,448
Outstanding preferred stock warrant	84,360
Possible future issuance under equity incentive plan	1,629,322

Total shares of common stock reserved for future issuance	26,661,288

Liquidation Rights

In the event of any liquidation or dissolution of the Company, the holders of common stock are entitled to the remaining assets of the Company legally available for distribution after the payment of the full liquidation preference for all series of outstanding convertible preferred stock.

Dividend and Voting Rights

The holders of common stock are entitled to receive dividends if and when declared by the Company, but not until holders of convertible preferred stock have been paid a dividend on each outstanding share equal to at least 8% of the original issue price. Holders of common stock have the right to one vote per share.

Convertible Preferred Stock

The following table summarizes the issuances of convertible preferred stock:

Name	Original Issue Price per Share	Number of Shares	Conversion Price per Share
Series A convertible preferred stock	$0.88903	12,043,108	$0.88903
Series B convertible preferred stock	$6.1274	6,120,050	$6.1274

Any costs incurred in connection with the issuance of the Series A convertible preferred stock and Series B convertible preferred stock (the “Preferred Stock”) have been recorded as a reduction of the carrying amount of the Preferred Stock. Since the Preferred Stock has deemed liquidation provisions which require the shares to be redeemed upon a change in control or other deemed liquidation event, these shares are classified outside of permanent equity and carried at redemption value, which includes cumulative dividends in the case of the Series A convertible preferred stock.

Dividend Rights

The holders of our Preferred Stock shall be entitled to receive dividends in preference to any dividend on our common stock at the rate of 8% of the original purchase price per annum for each such series. Such dividends with respect to the Series A convertible preferred stock shall be cumulative and shall accrue from day to day until paid, whether or not the dividends are authorized or declared, whether or not funds are legally available for payment and whether or not the corporation has earnings. Such dividends with respect to the Series B convertible preferred stock shall be non-cumulative and shall not accrue unless declared; provided, however, that in each such case, dividends with respect to the Series A convertible preferred stock and Series B convertible preferred stock shall be payable, on a pari passu basis, only when, as and if declared by the board of directors. In the event dividends are paid on any share of common stock, whether in cash or property, we shall pay an additional dividend on all outstanding shares of Preferred Stock in a per share amount (on an as-if converted to common stock basis) equal to the amount paid or set aside for each share of common stock. We had cumulative dividends of $6.4 million and $7.2 million, or $0.53 and $0.60 per share, on the Series A convertible preferred stock as of December 31, 2015 and 2016, respectively.

Liquidation Rights

Upon any liquidation (as defined in our certificate of incorporation), before any payment to holders of common stock, the holders of Preferred Stock are entitled to receive an amount per share, on a pari passu basis, equal to the greater of (1) the original purchase price per share for each such series (as adjusted for stock splits, stock dividends, recapitalizations, etc.), plus any accrued but unpaid dividends on such shares, or (2) the amount per share of Preferred Stock the holders would be entitled to receive if all shares of Preferred Stock were converted into shares of common stock. We have the option to pay the portion of the liquidation preference attributable to accrued and unpaid dividends in cash or common stock.

Voting Rights

Each share of Preferred Stock has voting rights equal to an equivalent number of shares of common stock into which it is convertible and votes together as one class with the common stockholders.

Conversion Rights

The holders of the Preferred Stock have the right to convert their shares to common stock at any time. In addition, each share of outstanding Preferred Stock shall automatically be converted into common stock immediately upon the closing of a firm commitment underwritten public offering of common stock by the Company, at a price per share of at least 1.5 times the original issue price of the Series B convertible preferred stock, or $9.18, pursuant to an effective registration statement under the Securities Act of 1933, as amended, and resulting in at least $50,000,000 in gross proceeds to the Company, or upon the vote of the requisite holders of Preferred Stock. The number of shares of common stock to which a preferred stockholder shall be entitled to upon conversion shall be the number obtained by dividing the original issue price by the applicable conversion price. No fractional shares will be issued upon conversion of Preferred Stock.

Summary of Activity

The following table presents a summary of activity for our Preferred Stock issued and outstanding for the years ended December 31, 2014, 2015 and 2016 (dollar amounts in thousands):

	Series A Convertible Preferred Stock		Series B Convertible Preferred Stock
	Amount	Shares	Amount	Shares
Balance as of January 1, 2014	$15,341	12,043,108	$—	—
Issuance of Series B convertible preferred stock, net of offering costs of $120	—	—	37,380	6,120,050
Accretion of dividends on convertible preferred stock	856	—	—	—
Accretion of issuance costs on convertible preferred stock	—	—	120	—

Balance as of December 31, 2014	16,197	12,043,108	37,500	6,120,050
Accretion of dividends on convertible preferred stock	861	—	—	—

Balance as of December 31, 2015	17,058	12,043,108	37,500	6,120,050
Accretion of dividends on convertible preferred stock	857	—	—	—

Balance as of December 31, 2016	$17,915	12,043,108	$37,500	6,120,050